Note 1 - Basis of Presentation and General Information (Details)	Jul. 23, 2015	Jul. 22, 2015 shares	Dec. 31, 2015
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
(in Shares)		794
Friends Investment Company Inc. [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			34.80%
Reverse Stock Split [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10	10